Summary of Significant Accounting Policies (Tables)	9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Computation Details Of Final Net Income Loss Available To Common Stockholders
The following table reflects the calculation of basic and diluted net income per common share for the three months ended September 30, 2022 (in dollars, except per share amounts):

Three Months Ended September 30, 2022

Net income for the three months ended September 30, 2022	$493,572
Less: Accretion of temporary equity to redemption value	(1,506,720)

Net income including accretion of temporary equity to redemption value	$(1,013,148)

The following table reflects the calculation of basic and diluted net income per common share for the nine months ended September 30, 2022 (in dollars, except per share amounts):

Nine Months Ended September 30, 2022
Net income for the nine months ended September 30, 2022	$6,116,975
Less: Accretion of temporary equity to redemption value	(1,685,490)

Net income including accretion of temporary equity to redemption value	$4,431,485

The following table reflects the calculation of basic and diluted net income per common share for the three months ended September 30, 2021 (in dollars, except per share amounts):

Three Months Ended September 30, 2021

Net loss from July 1, 2021 to date of Initial Public Offering	$(64,141)
Net loss from date of Initial Public Offering to September 30, 2021	(759,148)

Total loss for the three months ended September 30, 2021	(823,289)
Less: Accretion of temporary equity to redemption value	(31,636,389)

Net income including accretion of temporary equity to redemption value	$(32,459,678)

The following table reflects the calculation of basic and diluted net income per common share for the period from March 24, 2021 (inception) through September 30, 2021 (in dollars, except per share amounts):

March 24, 2021 (inception) through September 30, 2021

Net loss from inception to date of Initial Public Offering	$(147,444)
Net loss from date of Initial Public Offering to September 30, 2021	(759,148)

Total loss for the period from March 24, 2021 (inception) through September 30, 2021	(906,592)
Less: Accretion of temporary equity to redemption value	(31,636,389)

Net loss including accretion of temporary equity to redemption value	$(32,542,981)

The following table reflects the calculation of basic and diluted net loss per common stock (in dollars, except per share amounts):

For the period from March 24, 2021 (inception) through December 31, 2021
Net loss from inception to date of initial public offering	$(147,444)
Net income from date of initial public offering to year-end	3,534,194

Total income from inception to date	3,386,750
Accretion of temporary equity to redemption value	(31,641,174)

Net loss including accretion of temporary equity to redemption value	$(28,254,424)

Schedule of Earnings Per Share, Basic and Diluted

	Three Months Ended September 30, 2022
	Class A	Class B
Total number of shares	4,128,024	5,750,000
Ownership percentage	42%	58%
Allocation of net income based on ownership percentage	$206,264	$287,308
Less: Allocation of accretion based on ownership percentage	(629,658)	(877,062)
Plus: Accretion applicable to Class A redeemable shares	1,506,720	—

Total income (loss) by Class	$1,083,326	$(589,754)

Weighted average shares outstanding	20,743,568	5,750,000
Income (loss) per share	$0.05	$(0.10)

	Nine Months Ended September 30, 2022
	Class A	Class B

Total number of shares	4,128,024	5,750,000
Ownership percentage	42%	58%
Allocation of net income based on ownership percentage	$2,556,283	$3,560,692
Less: Allocation of accretion based on ownership percentage	(704,366)	(981,124)
Plus: Accretion applicable to Class A redeemable shares	1,685,490	—

Total income by Class	$3,537,407	$2,579,568

Weighted average shares outstanding	22,239,591	5,750,000
Income per share	$0.16	$0.45

	Three Months Ended September 30, 2021
	Class A	Class B
Total number of shares	23,000,000	5,750,000
Ownership percentage	80%	20%
Allocation of net loss — July 1, 2021 through date of Initial Public Offering based on ownership percentage	$—	$(64,141)
Allocation of net loss — date of Initial Public Offering through September 30, 2021 based on ownership percentage	(607,318)	(151,830)
Less: Allocation of accretion based on ownership percentage	(25,309,111)	(6,327,278)
Plus: Accretion applicable to Class A redeemable shares	31,636,389	—

Total income (loss) by Class	$5,719,960	$(6,543,249)

Weighted average shares outstanding	4,000,000	5,750,000
Income (loss) per share	$1.43	$(1.14)

	March 24, 2021 (inception) through September 30, 2021
	Class A	Class B

Total number of shares	23,000,000	5,750,000
Ownership percentage	80%	20%
Allocation of net loss — March 24, 2021 (inception) through date of Initial Public Offering based on ownership percentage	$—	$(147,444)
Allocation of net loss — date of Initial Public Offering through September 30, 2021 based on ownership percentage	(607,318)	(151,830)
Less: Allocation of accretion based on ownership percentage	(25,309,111)	(6,327,278)
Plus: Accretion applicable to Class A redeemable shares	31,636,389	—

Total income (loss) by Class	$5,719,960	$(6,626,552)

Weighted average shares outstanding	1.936.842	5,750,000
Income (loss) per share	$2.95	$(1.15)

	For the period from
	March 24, 2021 (inception) through
	December 31, 2021
	Class A	Class B
Total number of shares	23,000,000	5,750,000
Ownership percentage	80%	20%
Allocation of net loss — inception to date of initial public offering	$—	$(147,444)
Allocation of net income — from date of initial public offering to year-end	2,827,355	706,839

Total income allocated by Class	$2,827,355	$559,395
Less: Accretion allocation based on ownership percentage	(25,312,939)	(6,328,235)
Plus: accretion applicable to Class A redeemable shares	31,641,174	—

Total income (loss) by Class	$9,155,590	$(5,768,840)

Weighted average shares outstanding	8,890,071	5,750,000
Income (loss) per share	$1.03	$(1.00)